Summary of significant accounting policies	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of significant accounting policies
4.	Summary of significant accounting policies

The same accounting policies and methods of computation were followed in these consolidated interim financial statements as those followed in the preparation of the annual financial statements of the Company for the year ended December 31, 2017, except for the changes arising from the adoption of IFRS 9—Financial Instruments, IFRS 15—Revenue from Contracts with Customers and IFRIC 22 Foreign Currency Transactions and Advance Consideration. The provisions under these standards and interpretation became effective on January 1, 2018.

4.1.	IFRS 9—Financial Instruments

IFRS 9 establishes, among others, new requirements for classification and measurement of financial assets, measurement and recognition of impairment of financial assets, changes in the terms of financial assets and liabilities, hedge accounting and disclosure.

As permitted by IFRS 9, the company did not restate prior periods with respect to classification and measurement (including impairment and modification of financial assets and liabilities) changes. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were recognized at January 1, 2018 in retained earnings within equity. Information on the consolidated impacts is presented below:

Item of Consolidated Statement of Financial Position	Balance at 12.31.2017	Adjustment by initial application of IFRS 9	Note	Balance at 01.01.2018
Current assets
Trade and other receivables, net	4,972	(103)	4.1.3	4,869
Non-current assets
Trade and other receivables, net	5,175	(19)	4.1.3	5,156
Deferred income taxes	3,438	146		3,584
Others	3,084	(2)	4.1.3	3,082
Current liabilities
Finance debt	7,001	1	4.1.2	7,002
Non-current liabilities
Finance debt	102,045	355	4.1.2	102,400
Equity
Accumulated other comprehensive (deficit)	(81,422)	(20)	4.1.1	(81,442)
Retained earnings	—	(299)		(299)
Non-controlling interests	1,700	(15)		1,685

The new hedge accounting requirements were applied prospectively. The cash flow hedge relationships of highly probable future exports for the purposes of IAS 39 were considered as hedges for IFRS 9 purposes, since they also qualify for hedge accounting in accordance with the new standard.

The main accounting policies following the adoption of IFRS 9 at January 1, 2018 are shown below:

4.1.1.	Classification and measurement of financial assets

Financial assets are generally classified and subsequently measured based on the business model in which assets are managed and their contractual cash flow characteristics, as follows:

•

Amortised cost: when the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, and the business model’s objective is to hold financial assets in order to collect contractual cash flows;

•

Fair value through other comprehensive income: i) when the contractual terms of a debt instrument give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding and the business model’s objective to collect contractual cash flows and sell financial assets; and ii) equity instruments not held for trading purposes for which the Company has made an irrevocable election in their initial recognition to present changes in fair value in other comprehensive income rather than within profit or loss, and

•	Fair value through profit or loss: if the financial asset does not meet the criteria for the two aforementioned categories.

The table below presents comparative information of marketable securities between the former classification and measurement in accordance with IAS 39 and the current requirements following the effectiveness of IFRS 9:

Classification according to IAS 39	Carrying amount according to IAS 39 at December 31, 2017				Carrying amount according to IFRS 9 at January 1, 2018
	In Brazil	Abroad	Total	Classification according to IFRS 9	In Brazil	Abroad	Total
Trading securities	1,067	—	1,067	Fair value through profit or loss	1,276	—	1,276
Available-for-sale securities	153	609	762	Fair value through other comprehensive income	13	609	622
Held-to-maturity securities	120	—	120	Amortised cost	51	—	51

	1,340	609	1,949		1,340	609	1,949

4.1.2.	Modification of contractual cash flows

When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount should reflect the discounted present value of its cash flows under the new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in profit or loss.

4.1.3.	Impairment of financial assets

An allowance for expected credit losses is recognized on a financial asset that is measured at amortized cost, including lease receivables, and on financial assets measured at fair value through other comprehensive income.

The Company measures expected credit losses for short-term trade receivables using a provision matrix based on unadjusted historical observed default rates when such information represents the best estimate, or such information adjusted by current and forward-looking information available without undue cost or effort.

The Company measures the allowance for expected credit losses of other financial assets based on their 12-month expected credit losses. However, whenever their credit risks have increased significantly since their initial recognition, the allowance for expected credit losses is based on their lifetime expected credit losses.

Significant increase in credit risk since initial recognition

When determining whether there has been a significant increase in credit risk, the Company compares the risk of default on initial recognition and at the reporting date by using certain indicators, such as the actual or expected significant change in the financial instrument’s external credit rating and information on payment delays.

Regardless of the assessment of significant increase in credit risk, a delinquency period of 30 days past due triggers the definition of significant increase in credit risk on a financial asset, unless otherwise demonstrated by reasonable and sustainable information.

The Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is considered to have low credit risk at the reporting date. The financial instrument has a low credit risk in case of low risk of default, the counterparty has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations. The Company determines if a financial instrument has low credit risk based on external credit ratings or internal methodologies.

Definition of default

The Company assumes that a default occurs whenever financial assets are at least 90 days past due and or the counterparty does not comply with the legal obligation to pay its debts when due.

Measurement of expected credit losses

The measurement of credit loss comprises the difference between all contractual cash flows that are due to the Company and all the cash flows that the Company expects to receive, discounted at the original effective interest rate weighted by the probability of default.

The probability of default, losses (the magnitude of the loss if a default occurs) and exposure to default are factored into the measurement of the expected credit loss.

The evaluation of default probability takes into account data of the main credit rating agencies, as well as internal valuation methodologies. The loss due to a default also takes into account the probability of expected cash flows from collateral (collateral assets) and other credit enhancements that are part of the contractual terms, less the costs of obtaining and selling that collateral. Exposure to default comprises the gross carrying amount of the financial asset at the reporting date.

Disclosure

The Company recognizes in profit or loss the impairment on financial assets measured at amortized cost.

4.1.4.	Hedge Accounting

At inception of the hedge relationship, the Company documents its objective and strategy, including identification of the hedging instrument, the hedged item, the nature of the hedged risk and evaluation of hedge effectiveness requirements. The hedge relationship meets all of the hedge effectiveness requirements when:

•	An economic relationship exists between the hedged item and the hedging instrument;

•	The effect of credit risk does not dominate the value changes that result from the economic relationship; and

•

The hedge ratio is the same as that resulting from the quantity of the hedged item that the Company actually hedges and the quantity of the hedging instrument that the Company uses to hedge that quantity of hedged item.

The Company applies cash flow hedge accounting for certain transactions. Hedging relationships qualify for cash flow hedges when they involve the hedging of exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that may impact the statement of income.

Gains or losses relating to the effective portion of such hedges are recognized in other comprehensive income within equity and recycled to the statement of income in finance income (expense) in the periods when the hedged item affects the statement of income. The gains or losses relating to the ineffective portion are immediately recognized in finance income (expense).

When the hedging instrument expires or settled in advance or no longer meets the criteria for hedge accounting, the cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income from the period when the hedge was effective is recorded separately in equity until the forecast transaction occurs. When the forecast transaction is no longer expected to occur, the cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is immediately reclassified from equity to the statement of income.

In addition, when a financial instrument designated as a hedging instrument expires or settled, the Company may replace it with another financial instrument in a manner such that the hedge relationship continues to occur. Likewise, whenever a hedged transaction effectively occurs, its financial instrument previously designated as a hedging instrument may be designate for a new hedge relationship.

4.2.	IFRS 15—Revenue from Contracts with Customers

The company has determined when and by what amounts revenue from contracts with customer should be recognized according to the following five step approach: 1) identify the contract with a customer; 2) identify the separate performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price to the separate performance obligations in the contract, 5) recognize revenue when the entity satisfies a performance obligation. A performance obligation is satisfied when the customer obtains control of that good or service.

For the purposes of the transition requirements, the Company applied this standard retrospectively with the cumulative effect of its application recognized at its effective date within retained earnings. However, the changes arising from the adoption of IFRS 15 only affected the way certain revenues from contracts with customers are disclosed within the statement of income and did not affect net income. Accordingly, there were no impacts within retained earnings (equity).

The following table presents the impacts of adoption of this standard for the first half of 2018:

		Initial application of IRFS 15
	Jan-Jun 2018	Agent	Breakage	Others	Amount without effects of initial application of IRFS 15—06.30.2018
Sales revenues	46,365	1,201	(132)	(24)	47,410
Cost of sales	(29,340)	(1,201)	13	—	(30,528)

Gross profit	17,025	—	(119)	(24)	16,882

Income and expenses	(6,911)	—	119	24	(6,768)

Income before finance income, results in equity-accounted investments and income taxes	10,114	—	—	—	10,114

The Company acting as an agent

In accordance with accounting policies at December 31, 2017, the Company was regarded as the principal in certain transactions. Therefore, the revenues from these sales, cost of the product sold and sales expenses were presented separately in the statement of income. However, under the new standard’s requirements, the Company acts as an agent because it does not obtain control of goods or services provided by another party before it is transferred to the customer. From January 1, 2018, revenues from these sales have been presented in the statement of income net of their cost of sales and sales expenses.

Non-exercised right Income (breakage)

In accordance with accounting policies at December 31, 2017, the Company regarded the income from rights not exercised by customers in certain take or pay and ship or pay contracts as penalties revenue and presented it as other income and expenses in the statement of income. However, according to the new standard’s requirements, the Company has accounted for and presented its income from rights not exercised by customers as sales revenues in the statement of income, as from January 1, 2018.

4.3.	IFRIC 22 Foreign Currency Transactions and Advance Consideration

Based on the transition provisions of IFRIC 22, the Company has applied the new requirements prospectively from January 1, 2018. IFRIC 22 clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration.